Capital Contribution	12 Months Ended
Jun. 30, 2023
Capital Contribution [Abstract]
CAPITAL CONTRIBUTION

15. CAPITAL CONTRIBUTION

The advance from holding company classified under equity represents amount that is not expected to be repaid in the foreseeable future and effectively represents additional investment into the Company by the holding company.